FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 222,666,498	S/ 228,741,747
Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		35,285,696	41,087,688
Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		41,231,890	43,024,002
Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		140,753,972	139,120,104
Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		768,801	974,664
Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		913,124	921,103
Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,106,674	1,198,379
Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,606,341	2,415,807
Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		232,903,650	241,391,382
Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		147,020,787	150,340,862
Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,904,136	29,226,812
Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		420,094	463,825
Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,990,959	12,534,511
Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		191,010	325,571
Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,007,194	17,078,829	[1]
Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	4,789,761	4,383,533
Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		29,579,709	27,037,439
Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		81,974	84,967
Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,383,943	1,575,059
Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,301,969	1,490,092
Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(10,155,178)	(12,564,668)
Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		10,948,595	10,789,411
Non-interest Bearing [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,836,829	8,276,990
Non-interest Bearing [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		337,030	378,708
Non-interest Bearing [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		474,306	(673,399)
Non-interest Bearing [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		768,801	974,664
Non-interest Bearing [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,531,629	1,832,448
Non-interest Bearing [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		37,995,811	34,700,382
Non-interest Bearing [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,032,925	2,727,875
Non-interest Bearing [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		679,951	36,449
Non-interest Bearing [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		340,688	341,294
Non-interest Bearing [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		191,010	325,571
Non-interest Bearing [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		11,270	68,018	[1]
Non-interest Bearing [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	4,160,258	4,163,736
Non-interest Bearing [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		29,579,709	27,037,439
Non-interest Bearing [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Non-interest Bearing [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(27,054,216)	(23,910,971)
Non-interest Bearing [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(10,155,178)	(12,564,668)
Up to 1 Month [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		41,048,639	46,157,697
Up to 1 Month [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		15,413,219	21,200,113
Up to 1 Month [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		6,172,000	7,712,405
Up to 1 Month [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,513,077	16,062,211
Up to 1 Month [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		874,575	882,182
Up to 1 Month [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,056	1,138
Up to 1 Month [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	74,712	299,648
Up to 1 Month [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		40,211,317	41,894,072
Up to 1 Month [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		36,293,889	38,932,350
Up to 1 Month [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,919,374	2,414,504
Up to 1 Month [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		89,444	98,755
Up to 1 Month [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		307,871	312,617
Up to 1 Month [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		48,301	70	[1]
Up to 1 Month [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	552,438	135,776
Up to 1 Month [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
Up to 1 Month [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,547	178,206
Up to 1 Month [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		171,485	221,370
Up to 1 Month [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		149,938	43,164
Up to 1 Month [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		858,869	4,441,831
Up to 1 Month [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		858,869	4,441,831
1 to 3 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		24,745,445	21,049,153
1 to 3 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,339,844	835,072
1 to 3 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,549,230	1,134,280
1 to 3 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		20,548,048	18,690,355
1 to 3 Months [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		24,364	24,565
1 to 3 Months [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		283,959	315,184
1 to 3 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	49,697
1 to 3 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,675,099	17,493,188
1 to 3 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		13,244,363	13,763,617
1 to 3 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,193,016	2,423,081
1 to 3 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		259,463	286,473
1 to 3 Months [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		830,562	873,375
1 to 3 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		73,546	122,746	[1]
1 to 3 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	74,149	23,896
1 to 3 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 3 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		784,183	477,781
1 to 3 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		830,415	700,009
1 to 3 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		46,232	222,228
1 to 3 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,854,529	4,033,746
1 to 3 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,713,398	8,475,577
3 to 12 Months [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		45,469,645	45,808,610
3 to 12 Months [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		2,635,747	2,164,640
3 to 12 Months [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,090,034	3,825,114
3 to 12 Months [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		38,917,974	38,761,519
3 to 12 Months [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		9,056	9,162
3 to 12 Months [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		816,834	876,680
3 to 12 Months [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	171,495
3 to 12 Months [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		34,995,634	33,330,937
3 to 12 Months [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		24,789,328	21,336,061
3 to 12 Months [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,582,701	9,915,571
3 to 12 Months [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		50,083	55,296
3 to 12 Months [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,384,568	1,468,165
3 to 12 Months [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,186,038	553,109	[1]
3 to 12 Months [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	2,916	2,735
3 to 12 Months [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
3 to 12 Months [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		285,225	(55,896)
3 to 12 Months [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		450,835	167,250
3 to 12 Months [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		165,610	223,146
3 to 12 Months [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		10,759,236	12,421,777
3 to 12 Months [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		20,472,634	20,897,354
1 to 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		66,615,289	68,412,301
1 to 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,875,620	8,430,195
1 to 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		10,798,265	11,313,394
1 to 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		46,932,699	48,659,533
1 to 5 Years [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,129	5,194
1 to 5 Years [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,576	3,985
1 to 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
1 to 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		85,383,061	96,348,514
1 to 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		61,459,266	65,231,646
1 to 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		7,368,172	11,713,052
1 to 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		21,104	23,301
1 to 5 Years [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,203,832	3,387,967
1 to 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		13,330,687	15,935,158	[1]
1 to 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	57,390
1 to 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
1 to 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(913,631)	(515,124)
1 to 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		931,208	486,430
1 to 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,844,839	1,001,554
1 to 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(19,681,403)	(28,451,337)
1 to 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		791,231	(7,553,983)
More than 5 Years [Member] | Total Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		33,838,885	36,524,575
More than 5 Years [Member] | Cash and Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		184,437	180,678
More than 5 Years [Member] | Investments [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		18,285,331	18,660,101
More than 5 Years [Member] | Loans, Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		15,367,868	17,619,885
More than 5 Years [Member] | Financial Assets Designated at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Premiums and Other Policies Receivable [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		1,249	1,392
More than 5 Years [Member] | Other Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	62,519
More than 5 Years [Member] | Total Liabilities and Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		17,642,728	17,624,289
More than 5 Years [Member] | Deposits and Obligations [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		8,201,016	8,349,313
More than 5 Years [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		3,160,922	2,724,155
More than 5 Years [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Technical Reserves for Claims and Insurance Premiums [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		5,923,438	6,151,093
More than 5 Years [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Bonds and Notes Issued [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		357,352	399,728	[1]
More than 5 Years [Member] | Other Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure	[1]	0	0
More than 5 Years [Member] | Equity [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Net [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		(95,350)	0
More than 5 Years [Member] | Derivative Financial Assets [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		0	0
More than 5 Years [Member] | Derivative Financial Liabilities [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		95,350	0
More than 5 Years [Member] | Marginal Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		16,100,807	18,900,286
More than 5 Years [Member] | Accumulated Gap [Member]
Interest Rate Risk Analysis of Repricing Gap [Abstract]
Credit exposure		S/ 16,892,038	S/ 11,346,303

[1]	Other assets and other liabilities only include financial accounts.